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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06052
Invesco Municipal Income Opportunities Trust III

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust III
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CE-MIO3-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—105.90%
Alabama—0.26%
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	$210	$192,081

Arizona—3.54%
Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center); Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	225	232,092
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.40%	07/01/47	135	142,089
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	650	655,902
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	400	415,764
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.13%	12/15/34	500	502,950
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	370	397,317
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	300	263,262

				2,609,376

California—8.44%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	225	248,222
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	210	226,815
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (d)	5.88%	07/01/28	200	202,074
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	6.00%	07/01/42	225	222,514
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2011, RB	7.25%	11/01/31	225	263,563
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	507,360
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB (d)	7.25%	10/01/38	115	125,468
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/46	2,250	349,537
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	225	185,267
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	1,000	723,390
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	225	269,566
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/39	2,460	615,910
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	225	229,684
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	225	227,189
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	225	267,316
San Diego (County of); Series 1998, COP	5.60%	02/01/18	700	621,194
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	315	356,473
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/44	4,070	197,599
Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	335	386,567

				6,225,708

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—3.60%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	$300	$305,658
Series 2009 A, RB	9.00%	01/01/34	250	266,940
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	225	247,860
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	225	252,041
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,000	701,060
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	210	214,072
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	225	234,403
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	450	430,807

				2,652,841

Connecticut—0.61%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(f)	5.13%	10/01/36	985	450,480

Delaware—0.28%
Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	225	203,641

District of Columbia—0.83%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	225	253,175
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (b)	5.00%	12/01/25	300	359,391

				612,566

Florida—12.16%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	500	465,715
Series 2007, IDR	5.88%	11/15/42	225	207,695
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/46	225	247,394
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	280	246,100
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/23	1,550	1,682,758
Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	225	242,955
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	110	110,996
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	225	264,575
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	225	234,668
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	225	202,118
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.25%	06/15/27	225	224,300
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/39	1,125	243,709
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/42	1,700	307,700
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	1,012,880
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	850	863,600
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	400	411,304
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	1,500	1,615,395
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	225	246,629
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	140	141,987

				8,972,478

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—1.31%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	$225	$248,677
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	500	531,850
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	170	184,395

				964,922

Hawaii—1.43%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	225	268,373
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	225	261,196
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	500	523,320

				1,052,889

Illinois—12.51%
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	375	337,384
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	346,995
Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	438	457,701
Chicago (City of); Series 2011, COP	7.13%	05/01/25	210	226,113
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	225	248,864
Illinois (State of) Finance Authority (Collegiate Housing Foundation-DeKalb II, LLC.- Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	225	254,828
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	325	332,884
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	8.00%	02/15/30	255	269,793
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	225	223,178
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/28	500	498,070
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	450	441,072
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	225	233,192
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	225	236,381
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	500	403,540
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	115	126,562
Series 2011, Ref. Charter School RB	7.13%	10/01/41	115	127,540
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (f)	6.90%	11/15/33	750	307,395
Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	450	454,108
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (b)	5.50%	06/15/50	210	230,939
Series 2010 B, Ref. CAB RB (INS-AGM) (c)(e)	0.00%	06/15/43	2,250	459,360
Illinois (State of) Regional Transportation Authority; Series 2003 A, RB (INS-NATL) (b)(c)	6.00%	07/01/33	675	882,644
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	600	659,244
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	225	236,909
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	200	216,454
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax RB	6.00%	03/01/36	488	478,269
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	225	238,662
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	295	301,717

				9,229,798

Indiana—1.26%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	225	256,068
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	165	167,927
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	$275	$281,190
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)	5.80%	09/01/47	225	228,040

				933,225

Iowa—0.65%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	225	252,155
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	225	225,221

				477,376

Kansas—0.44%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	315	323,136

Kentucky—0.33%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	225	245,664

Louisiana—1.50%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (f)	5.25%	07/01/17	446	178,453
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	225	260,197
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (d)	6.38%	12/01/34	200	210,128
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	450	457,650

				1,106,428

Maine—0.35%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	225	256,628

Maryland—1.26%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	225	240,903
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	225	249,277
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	439,460

				929,640

Massachusetts—2.95%
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	300	300,627
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	142	102,822
Series 2011 A-2, RB	5.50%	11/15/46	8	4,662
Series 2011 B, RB (e)	0.00%	11/15/56	37	193
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.63%	07/01/15	880	881,945
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/32	120	170,545
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facility RB	7.75%	06/01/39	225	169,538
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	225	260,865
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	210	284,705

				2,175,902

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan—0.69%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	$250	$257,952
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(g)(h)	6.75%	06/02/14	225	249,496

				507,448

Minnesota—3.70%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	225	237,721
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	225	265,815
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	200	232,034
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	300	362,151
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	225	251,071
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	250	261,575
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	225	248,724
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	225	238,052
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	6.00%	05/01/47	225	230,445
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	160	169,563
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	225	235,787

				2,732,938

Mississippi—0.27%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	200	200,532

Missouri—4.76%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)(f)	6.00%	07/01/37	250	63,945
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	225	234,378
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	225	227,394
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	725	725,602
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	1,000	1,016,990
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	225	233,519
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	225	263,794
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	225	238,383
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	253,380
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	250	256,592

				3,513,977

Nebraska—0.33%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	225	246,125

Nevada—1.76%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement RB	6.38%	08/01/23	460	474,780
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (f)	7.38%	01/01/40	1,000	10
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	500	272,060
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	250	276,395
Sparks (City of) (Local Improvement Districts No. 3-Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	260	273,707

				1,296,952

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire—0.66%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	$225	$243,936
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.88%	07/01/41	225	246,368

				490,304

New Jersey—2.96%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	225	255,445
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	225	225,909
Series 1999, Special Facility RB (a)	6.40%	09/15/23	100	100,404
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	500	497,075
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	500,525
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	225	261,412
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	225	203,449
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	180	140,328

				2,184,547

New Mexico—0.33%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	225	243,439

New York—3.97%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (e)	0.00%	07/15/35	365	106,591
Series 2009, PILOT CAB RB (e)	0.00%	07/15/46	2,250	355,657
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	500	500,045
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	325	218,442
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(b)	5.00%	10/15/27	380	434,830
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(b)	5.00%	10/15/28	290	330,583
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	250	262,418
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.25%	12/01/37	225	242,123
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	225	253,654
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(d)(g)(h)	6.63%	10/01/13	225	227,990

				2,932,333

North Carolina—0.33%
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	225	245,867

Ohio—2.75%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	300	305,664
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	455,684
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	225	236,705
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	$225	$254,124
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	225	237,980
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	225	259,787
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	270	276,693

				2,026,637

Oklahoma—0.99%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	250	246,577
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	225	236,187
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	225	247,786

				730,550

Pennsylvania—4.28%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	220	235,110
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	500	505,600
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	750	755,722
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	220	229,486
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	500	412,865
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	225	250,045
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (b)	5.00%	06/15/21	645	772,155

				3,160,983

Puerto Rico—0.56%
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB (e)	0.00%	08/01/34	900	267,669
First Subseries 2010 C, CAB RB (e)	0.00%	08/01/39	675	143,748

				411,417

Rhode Island—0.26%
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	185	188,238

South Carolina—2.23%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	150	161,832
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	750	629,205
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/42	232	166,095
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/47	99	483
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	750	691,102

				1,648,718

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota—0.28%
Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	$225	$206,942

Tennessee—2.92%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	400	419,236
Metropolitan Government of Nashville (City of) & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	225	225,050
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	753,997
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	501,815
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	225	253,388

				2,153,486

Texas—11.26%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	250	268,140
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (d)	5.75%	01/01/34	340	346,137
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	225	244,870
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	225	251,197
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	225	259,598
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	390	409,761
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	225	190,040
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	225	216,711
Houston (City of) (Continental Airlines, Inc.);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	200	200,758
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	100	100,430
Series 2011 A, Ref. Airport System Special Facilities RB (a)	6.63%	07/15/38	1,000	1,091,010
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	225	274,612
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	6.25%	08/15/39	225	254,151
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	800	822,528
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (b)(c)	5.75%	01/01/48	675	767,522
Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/37	1,400	355,488
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (a)(c)	5.00%	07/15/39	225	225,599
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	225	239,537
Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facility RB	6.00%	11/15/36	250	257,255
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (c)(e)	0.00%	08/15/33	935	263,932
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	225	268,303
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	225	264,211
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	7.13%	02/15/40	225	245,961
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	225	258,932
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	225	229,694

				8,306,377

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—0.32%
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	$225	$232,751

Vermont—0.37%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2012, Mortgage RB	5.40%	05/01/33	270	275,894

Virginia—1.78%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (d)	6.50%	01/01/28	527	527,896
Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	235	233,110
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	41	43,209
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (a)	5.50%	01/01/42	225	236,545
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (d)	9.00%	07/01/39	250	270,675

				1,311,435

Washington—2.91%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	225	231,782
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	225	241,621
King (County of); Series 2011 B, Ref. Sewer RB (b)	5.00%	01/01/34	675	766,901
Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	350	350,014
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	225	257,976
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	250	302,337

				2,150,631

West Virginia—0.31%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	225	229,055

Wisconsin—1.21%
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	325	377,338
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	225	256,775
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	225	256,115

				890,228

TOTAL INVESTMENTS(i)—105.90% (Cost $75,267,439)				78,132,583

Floating Rate Note Obligations—(6.89)%
Notes with interest rates ranging from 0.18% to 0.38% at 05/31/12 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D)(j)				(5,085,000)

OTHER ASSETS LESS LIABILITIES—0.99%				732,908

NET ASSETS—100.00%				$73,780,491

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $2,588,888, which represented 3.51% of the Trust’s Net Assets.

(e)	Zero coupon bond issued at a discount.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $1,000,283, which represented 1.36% of the Trust’s Net Assets.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $9,184,427 are held by Dealer Trusts and serve as collateral for the $5,085,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust III

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Municipal Income Opportunities Trust III

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Municipal Income Opportunities Trust III

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$78,132,583	$—	$78,132,583

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $3,536,533 and $3,860,922, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,728,431

Aggregate unrealized (depreciation) of investment securities	(3,891,694)

Net unrealized appreciation of investment securities	$2,836,737

Cost of investments for tax purposes is $75,295,846.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Municipal Income Opportunities Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
Invesco Municipal Income Opportunities Trust III

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust III

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.